Long-Term Debt, $22.5 Million Term Loan Facility (Details)			12 Months Ended
	Dec. 07, 2022 USD ($)	Nov. 28, 2022 USD ($)	Dec. 31, 2022 USD ($) Installment Tranches	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 22, 2022 USD ($) Subsidiary
Debt Instruments [Abstract]
Proceeds from debt			$ 77,500,000	$ 97,190,000	$ 9,500,000
22.5 Million Term Loan Facility [Member]
Debt Instruments [Abstract]
Borrowing capacity						$ 22,500,000
Number of subsidiaries providing security for term loan facility | Subsidiary						2
Number of tranches drawn | Tranches			2
Proceeds from debt	$ 11,250,000	$ 11,250,000
Term of loan			5 years
Number of payment installments | Installment			60
Frequency of periodic payment			monthly
Balloon installment payable at maturity			$ 1,425,000
22.5 Million Term Loan Facility [Member] | SOFR [Member]
Debt Instruments [Abstract]
Margin on variable rate			3.875%
22.5 Million Term Loan Facility [Member] | Installments 1 to 9 [Member]
Debt Instruments [Abstract]
Installment payment			$ 250,000
22.5 Million Term Loan Facility [Member] | Installments 10 to 12 [Member]
Debt Instruments [Abstract]
Installment payment			175,000
22.5 Million Term Loan Facility [Member] | Installments 13 to 59 [Member]
Debt Instruments [Abstract]
Installment payment			$ 150,000